Supplemental Information (Other Receivables and Current Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Supplemental Information [Abstract]
Derivative instruments	$ 169.3	$ 72.5
Other Receivables	181.7	156.9
Current capital lease receivables	88.2	83.6
Prepaid inventory	92.8	0.0
Other	6.2	16.8
Other receivables and current assets, total	$ 538.2	$ 329.8